Schedule of Investments (unaudited)
June 30, 2024
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.6%
BWX Technologies, Inc.	111,879	$ 10,628,505
Curtiss-Wright Corp.	59,760	16,193,765
Hexcel Corp.	126,977	7,929,714
Howmet Aerospace, Inc.	586,761	45,550,256
Huntington Ingalls Industries, Inc.	60,849	14,988,934
L3Harris Technologies, Inc.	290,802	65,308,313
Loar Holdings, Inc.(a)	2,182	116,540
Spirit AeroSystems Holdings, Inc., Class A(a)	156,602	5,147,508
Textron, Inc.	293,101	25,165,652
Woodward, Inc.	91,942	16,032,846
		207,062,033
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	175,513	15,466,206
Expeditors International of Washington, Inc.	180,848	22,568,022
GXO Logistics, Inc.(a)(b)	178,502	9,014,351
		47,048,579
Automobile Components — 0.5%
Aptiv PLC(a)	419,166	29,517,670
BorgWarner, Inc.	354,378	11,425,147
Gentex Corp.	354,374	11,945,947
Lear Corp.	86,803	9,913,770
QuantumScape Corp., Class A(a)(b)	539,667	2,655,162
		65,457,696
Automobiles — 0.3%
Harley-Davidson, Inc.	187,984	6,304,983
Lucid Group, Inc.(a)(b)	1,363,652	3,559,132
Rivian Automotive, Inc., Class A(a)(b)	1,264,573	16,970,570
Thor Industries, Inc.	78,550	7,340,497
		34,175,182
Banks — 3.0%
Bank OZK	165,347	6,779,227
BOK Financial Corp.	35,636	3,265,683
Citizens Financial Group, Inc.	707,769	25,500,917
Columbia Banking System, Inc.	320,441	6,373,572
Comerica, Inc.	204,312	10,428,085
Commerce Bancshares, Inc.	181,145	10,104,268
Cullen/Frost Bankers, Inc.	89,521	9,098,019
East West Bancorp, Inc.	215,083	15,750,528
Fifth Third Bancorp	1,057,670	38,594,378
First Citizens BancShares, Inc., Class A(b)	18,452	31,065,972
First Hawaiian, Inc.	190,341	3,951,479
First Horizon Corp.	842,121	13,280,248
FNB Corp.	560,769	7,671,320
Huntington Bancshares, Inc.	2,240,541	29,530,330
KeyCorp	1,436,205	20,408,473
M&T Bank Corp.	256,386	38,806,585
Pinnacle Financial Partners, Inc.	118,064	9,449,843
Popular, Inc.	100,280	8,867,760
Prosperity Bancshares, Inc.	136,069	8,319,259
Regions Financial Corp.	1,417,291	28,402,512
Synovus Financial Corp.	227,939	9,160,868
TFS Financial Corp.	77,049	972,358
Webster Financial Corp.	266,282	11,607,232
Western Alliance Bancorp	166,072	10,432,643
Wintrust Financial Corp.	96,328	9,494,088
Zions Bancorp N.A.	223,697	9,701,739
		377,017,386
Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A, NVS(a)	10,891	3,322,300
Security	Shares	Value
Beverages (continued)
Brown-Forman Corp., Class A	74,870	$ 3,304,013
Brown-Forman Corp., Class B, NVS	264,349	11,417,233
Coca-Cola Consolidated, Inc.	9,067	9,837,695
Molson Coors Beverage Co., Class B	269,018	13,674,185
		41,555,426
Biotechnology — 1.1%
Alnylam Pharmaceuticals, Inc.(a)	21,757	5,286,951
Biogen, Inc.(a)	223,802	51,881,780
BioMarin Pharmaceutical, Inc.(a)	289,465	23,831,653
Exact Sciences Corp.(a)(b)	169,989	7,182,035
Exelixis, Inc.(a)	70,533	1,584,876
GRAIL, Inc.(a)	39,295	603,964
Incyte Corp.(a)	266,497	16,155,048
Ionis Pharmaceuticals, Inc.(a)(b)	15,674	747,023
Roivant Sciences Ltd.(a)	539,019	5,697,431
United Therapeutics Corp.(a)	67,132	21,384,899
		134,355,660
Broadline Retail — 0.6%
Dillard’s, Inc., Class A	4,802	2,114,753
eBay, Inc.	780,261	41,915,621
Etsy, Inc.(a)(b)	62,009	3,657,291
Kohl’s Corp.	171,405	3,940,601
Macy’s, Inc.	423,286	8,127,091
Nordstrom, Inc.	155,677	3,303,466
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	93,267	9,156,021
		72,214,844
Building Products — 1.3%
A. O. Smith Corp.	183,470	15,004,177
Advanced Drainage Systems, Inc.	63,630	10,205,616
Allegion PLC	134,059	15,839,071
Armstrong World Industries, Inc.	44,639	5,054,920
AZEK Co., Inc. (The), Class A(a)	68,375	2,880,639
Builders FirstSource, Inc.(a)	168,466	23,317,379
Carlisle Cos., Inc.	63,695	25,809,851
Fortune Brands Innovations, Inc.	191,774	12,453,803
Hayward Holdings, Inc.(a)(b)	219,366	2,698,202
Masco Corp.	338,730	22,583,129
Owens Corning	133,460	23,184,671
Simpson Manufacturing Co., Inc.	58,533	9,864,566
		168,896,024
Capital Markets — 4.0%
Affiliated Managers Group, Inc.	49,277	7,698,546
Ameriprise Financial, Inc.	13,753	5,875,144
Bank of New York Mellon Corp. (The)	1,155,907	69,227,270
Carlyle Group, Inc. (The)	340,478	13,670,192
Cboe Global Markets, Inc.	162,431	27,623,016
Coinbase Global, Inc., Class A(a)	48,767	10,837,490
Evercore, Inc., Class A	56,416	11,758,787
FactSet Research Systems, Inc.	37,515	15,316,249
Franklin Resources, Inc.	440,828	9,852,506
Houlihan Lokey, Inc., Class A	71,571	9,652,065
Interactive Brokers Group, Inc., Class A	161,080	19,748,408
Invesco Ltd.	562,661	8,417,409
Janus Henderson Group PLC	201,450	6,790,879
Jefferies Financial Group, Inc.	205,393	10,220,356
Lazard, Inc.	14,768	563,842
MarketAxess Holdings, Inc.	56,252	11,280,214
MSCI, Inc., Class A	49,737	23,960,800
Nasdaq, Inc.	571,802	34,456,788
Northern Trust Corp.	311,606	26,168,672
Raymond James Financial, Inc.	292,796	36,192,513

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Robinhood Markets, Inc., Class A(a)(b)	1,023,301	$ 23,239,166
SEI Investments Co.	153,704	9,943,112
State Street Corp.	464,201	34,350,874
Stifel Financial Corp.	154,399	12,992,676
T Rowe Price Group, Inc.	337,096	38,870,540
TPG, Inc., Class A	99,411	4,120,586
Tradeweb Markets, Inc., Class A	108,534	11,504,604
Virtu Financial, Inc., Class A	129,801	2,914,032
XP, Inc., Class A	564,711	9,933,266
		507,180,002
Chemicals — 3.7%
Albemarle Corp.	180,533	17,244,512
Ashland, Inc.	76,335	7,212,894
Axalta Coating Systems Ltd.(a)	339,414	11,597,776
Celanese Corp., Class A	129,565	17,477,023
CF Industries Holdings, Inc.	288,281	21,367,388
Chemours Co. (The)	214,250	4,835,623
Corteva, Inc.	1,075,606	58,018,188
Dow, Inc.	1,081,098	57,352,249
DuPont de Nemours, Inc.	642,817	51,740,340
Eastman Chemical Co.	181,147	17,746,972
Element Solutions, Inc.	344,590	9,345,281
FMC Corp.	192,930	11,103,121
Huntsman Corp.	248,926	5,668,045
International Flavors & Fragrances, Inc.	393,175	37,434,192
LyondellBasell Industries NV, Class A	402,187	38,473,208
Mosaic Co. (The)	492,608	14,236,371
NewMarket Corp.	10,469	5,397,502
Olin Corp.	185,719	8,756,651
PPG Industries, Inc.	358,575	45,141,007
RPM International, Inc.	151,693	16,334,302
Scotts Miracle-Gro Co. (The)	64,527	4,198,127
Westlake Corp.	52,961	7,669,812
		468,350,584
Commercial Services & Supplies — 0.8%
Clean Harbors, Inc.(a)	80,110	18,116,877
MSA Safety, Inc.	56,921	10,683,502
RB Global, Inc.	281,160	21,469,378
Stericycle, Inc.(a)	141,195	8,207,665
Tetra Tech, Inc.	64,514	13,191,823
Veralto Corp.	208,649	19,919,720
Vestis Corp.	201,267	2,461,495
		94,050,460
Communications Equipment — 0.4%
Ciena Corp.(a)	220,359	10,616,897
F5, Inc.(a)	89,170	15,357,749
Juniper Networks, Inc.	492,635	17,961,472
Lumentum Holdings, Inc.(a)	101,314	5,158,909
Ubiquiti, Inc.	3,100	451,546
		49,546,573
Construction & Engineering — 1.0%
AECOM	207,530	18,291,694
API Group Corp.(a)	348,701	13,121,619
EMCOR Group, Inc.	43,542	15,896,313
MasTec, Inc.(a)	96,499	10,324,428
MDU Resources Group, Inc.	312,774	7,850,627
Quanta Services, Inc.	155,658	39,551,141
Valmont Industries, Inc.	30,466	8,361,394
WillScot Mobile Mini Holdings Corp.(a)	200,348	7,541,099
		120,938,315
Security	Shares	Value
Construction Materials — 0.7%
Eagle Materials, Inc.	13,327	$ 2,898,089
Martin Marietta Materials, Inc.	89,557	48,521,983
Vulcan Materials Co.	152,093	37,822,487
		89,242,559
Consumer Finance — 1.0%
Ally Financial, Inc.	367,861	14,593,046
Credit Acceptance Corp.(a)	2,148	1,105,533
Discover Financial Services	385,051	50,368,521
OneMain Holdings, Inc.	179,774	8,717,241
SLM Corp.	336,113	6,987,789
SoFi Technologies, Inc.(a)(b)	1,335,079	8,824,872
Synchrony Financial	619,819	29,249,259
		119,846,261
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc., Class A	644,910	12,736,972
BJ’s Wholesale Club Holdings, Inc.(a)	201,858	17,731,207
Casey’s General Stores, Inc.	47,083	17,964,990
Dollar General Corp.	337,562	44,635,823
Dollar Tree, Inc.(a)(b)	314,938	33,625,930
Grocery Outlet Holding Corp.(a)	145,868	3,226,600
Kroger Co. (The)	1,020,871	50,972,089
Maplebear, Inc.(a)	264,329	8,495,534
Performance Food Group Co.(a)	201,977	13,352,699
Sysco Corp.	290,879	20,765,852
U.S. Foods Holding Corp.(a)(b)	354,103	18,760,377
Walgreens Boots Alliance, Inc.	1,093,957	13,231,410
		255,499,483
Containers & Packaging — 1.6%
Amcor PLC	2,232,276	21,831,659
AptarGroup, Inc.	102,754	14,468,791
Ardagh Group SA, Class A(a)	34,751	222,059
Avery Dennison Corp.	78,099	17,076,346
Ball Corp.	481,306	28,887,986
Berry Global Group, Inc.	179,907	10,587,527
Crown Holdings, Inc.	180,616	13,436,024
Graphic Packaging Holding Co.	473,077	12,399,348
International Paper Co.	534,056	23,044,517
Packaging Corp. of America	137,425	25,088,308
Sealed Air Corp.	119,462	4,156,083
Silgan Holdings, Inc.	130,071	5,505,906
Sonoco Products Co.	153,692	7,795,258
Westrock Co.	397,230	19,964,780
		204,464,592
Distributors — 0.4%
Genuine Parts Co.	213,573	29,541,417
LKQ Corp.	408,630	16,994,922
		46,536,339
Diversified Consumer Services — 0.3%
ADT, Inc.	451,893	3,434,387
Bright Horizons Family Solutions, Inc.(a)	75,157	8,273,282
Grand Canyon Education, Inc.(a)	29,605	4,142,035
H&R Block, Inc.	172,733	9,367,311
Service Corp. International	218,783	15,562,035
		40,779,050
Diversified REITs — 0.1%
WP Carey, Inc.	333,898	18,381,085
Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc.(a)(b)	379,977	9,947,798
GCI Liberty, Inc. Escrow, Class A(a)(c)	193,912	2
Iridium Communications, Inc.	165,923	4,416,870

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Telecommunication Services (continued)
Liberty Global Ltd., Class A(a)	252,700	$ 4,404,561
Liberty Global Ltd., Class C, NVS(a)	258,686	4,617,545
		23,386,776
Electric Utilities — 3.3%
Alliant Energy Corp.	391,858	19,945,572
Avangrid, Inc.	107,820	3,830,845
Edison International	587,944	42,220,259
Entergy Corp.	329,607	35,267,949
Evergy, Inc.	340,367	18,029,240
Eversource Energy	539,107	30,572,758
Exelon Corp.	1,535,903	53,157,603
FirstEnergy Corp.	887,498	33,964,548
IDACORP, Inc.	76,540	7,129,701
NRG Energy, Inc.	197,381	15,368,085
OGE Energy Corp.	304,227	10,860,904
PG&E Corp.	3,301,444	57,643,212
Pinnacle West Capital Corp.	173,360	13,241,237
PPL Corp.	1,134,571	31,370,888
Xcel Energy, Inc.	854,930	45,661,811
		418,264,612
Electrical Equipment — 1.5%
Acuity Brands, Inc.	47,471	11,461,398
AMETEK, Inc.	354,443	59,089,192
Generac Holdings, Inc.(a)	46,333	6,126,149
Hubbell, Inc.	82,049	29,987,269
nVent Electric PLC	257,207	19,704,628
Regal Rexnord Corp.	102,133	13,810,424
Rockwell Automation, Inc.	159,655	43,949,829
Sensata Technologies Holding PLC	230,139	8,604,897
		192,733,786
Electronic Equipment, Instruments & Components — 2.2%
Arrow Electronics, Inc.(a)	82,070	9,910,773
Avnet, Inc.	142,748	7,350,095
CDW Corp.	102,966	23,047,910
Cognex Corp.	248,825	11,635,057
Coherent Corp.(a)	203,647	14,756,262
Corning, Inc.	1,180,064	45,845,486
Crane NXT Co.	74,450	4,572,719
IPG Photonics Corp.(a)	42,554	3,591,132
Jabil, Inc.	165,918	18,050,219
Keysight Technologies, Inc.(a)	267,699	36,607,838
Littelfuse, Inc.	37,524	9,590,759
TD SYNNEX Corp.	116,926	13,493,260
Teledyne Technologies, Inc.(a)(b)	72,096	27,971,806
Trimble, Inc.(a)	375,103	20,975,760
Vontier Corp.	239,536	9,150,275
Zebra Technologies Corp., Class A(a)	62,036	19,164,782
		275,714,133
Energy Equipment & Services — 1.0%
Baker Hughes Co., Class A	1,535,830	54,015,141
Halliburton Co.	1,362,448	46,023,493
NOV, Inc.	608,754	11,572,414
TechnipFMC PLC	666,904	17,439,540
		129,050,588
Entertainment — 1.4%
Electronic Arts, Inc.	411,115	57,280,653
Liberty Media Corp. - Liberty Formula One, Class A(a)	25,786	1,656,235
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	192,493	13,828,697
Liberty Media Corp. - Liberty Live, Class A(a)	30,469	1,142,892
Security	Shares	Value
Entertainment (continued)
Liberty Media Corp. - Liberty Live, Class C, NVS(a)	72,955	$ 2,791,988
Madison Square Garden Sports Corp., Class A(a)	25,707	4,836,258
Playtika Holding Corp.	107,556	846,466
Roku, Inc., Class A(a)	164,973	9,886,832
Take-Two Interactive Software, Inc.(a)	258,244	40,154,359
TKO Group Holdings, Inc., Class A	104,470	11,281,715
Warner Bros Discovery, Inc., Class A(a)(b)	3,730,855	27,757,561
		171,463,656
Financial Services — 1.7%
Affirm Holdings, Inc., Class A(a)(b)	351,223	10,610,447
Block, Inc., Class A(a)	494,536	31,892,627
Euronet Worldwide, Inc.(a)	66,687	6,902,105
Fidelity National Information Services, Inc.	865,143	65,197,176
Global Payments, Inc.	392,054	37,911,622
Jack Henry & Associates, Inc.	110,868	18,406,305
MGIC Investment Corp.	411,906	8,876,574
Rocket Cos., Inc., Class A(a)(b)	216,100	2,960,570
UWM Holdings Corp., Class A	57,393	397,734
Voya Financial, Inc.	155,102	11,035,507
Western Union Co. (The)	377,551	4,613,673
WEX, Inc.(a)	58,292	10,325,845
		209,130,185
Food Products — 2.8%
Archer-Daniels-Midland Co.	757,534	45,792,930
Bunge Global SA	216,898	23,158,199
Campbell Soup Co.	295,779	13,366,253
Conagra Brands, Inc.	731,887	20,800,229
Darling Ingredients, Inc.(a)	244,054	8,968,984
Flowers Foods, Inc.	283,202	6,287,084
Freshpet, Inc.(a)	49,281	6,376,469
General Mills, Inc.	867,023	54,847,875
Hershey Co. (The)	194,779	35,806,224
Hormel Foods Corp.	445,438	13,581,405
Ingredion, Inc.	100,601	11,538,935
J M Smucker Co. (The)	157,671	17,192,446
Kellanova	402,235	23,200,915
Lamb Weston Holdings, Inc.	150,064	12,617,381
McCormick & Co., Inc., NVS	386,703	27,432,711
Pilgrim’s Pride Corp.(a)	59,384	2,285,690
Post Holdings, Inc.(a)	76,342	7,951,783
Seaboard Corp.	376	1,188,438
Tyson Foods, Inc., Class A	432,852	24,733,163
		357,127,114
Gas Utilities — 0.3%
Atmos Energy Corp.	230,400	26,876,160
National Fuel Gas Co.	139,515	7,560,318
UGI Corp.	319,756	7,322,412
		41,758,890
Ground Transportation — 0.6%
Avis Budget Group, Inc.	16,220	1,695,314
JB Hunt Transport Services, Inc.	126,997	20,319,520
Knight-Swift Transportation Holdings, Inc.	238,341	11,897,983
Landstar System, Inc.	54,084	9,977,416
Lyft, Inc., Class A(a)	174,201	2,456,234
Ryder System, Inc.	67,846	8,404,763
Saia, Inc.(a)(b)	16,943	8,035,896
Schneider National, Inc., Class B	67,643	1,634,255
U-Haul Holding Co.(a)	4,911	303,156
U-Haul Holding Co., NVS(b)	90,770	5,448,015
		70,172,552

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies — 2.3%
Align Technology, Inc.(a)	47,447	$ 11,455,129
Baxter International, Inc.	779,919	26,088,291
Cooper Cos., Inc. (The)	299,094	26,110,906
DENTSPLY SIRONA, Inc.	313,837	7,817,680
Enovis Corp.(a)	83,584	3,777,997
Envista Holdings Corp.(a)(b)	257,462	4,281,593
GE HealthCare Technologies, Inc.	593,215	46,223,313
Globus Medical, Inc., Class A(a)	171,490	11,745,350
Hologic, Inc.(a)	353,885	26,275,961
Masimo Corp.(a)	31,241	3,934,491
QuidelOrtho Corp.(a)	82,194	2,730,485
ResMed, Inc.	162,217	31,051,578
Solventum Corp.(a)	210,976	11,156,411
STERIS PLC	151,411	33,240,771
Teleflex, Inc.	71,864	15,115,155
Zimmer Biomet Holdings, Inc.	313,439	34,017,535
		295,022,646
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.(a)	138,257	9,337,878
Amedisys, Inc.(a)	48,062	4,412,092
Cardinal Health, Inc.	151,916	14,936,381
Centene Corp.(a)	820,043	54,368,851
Chemed Corp.	20,295	11,011,661
Encompass Health Corp.	150,863	12,942,537
Henry Schein, Inc.(a)(b)	194,718	12,481,424
Humana, Inc.	185,228	69,210,442
Labcorp Holdings, Inc.	136,617	27,802,926
Molina Healthcare, Inc.(a)	33,165	9,859,954
Premier, Inc., Class A	182,980	3,416,237
Quest Diagnostics, Inc.	169,909	23,257,144
R1 RCM, Inc.(a)(b)	241,117	3,028,429
Tenet Healthcare Corp.(a)	148,273	19,724,757
Universal Health Services, Inc., Class B	88,416	16,350,771
		292,141,484
Health Care REITs — 0.9%
Alexandria Real Estate Equities, Inc.	267,068	31,238,944
Healthcare Realty Trust, Inc.	586,100	9,658,928
Healthpeak Properties, Inc.	1,095,678	21,475,289
Medical Properties Trust, Inc.	913,516	3,937,254
Omega Healthcare Investors, Inc.	380,990	13,048,907
Ventas, Inc.	623,172	31,943,797
		111,303,119
Health Care Technology — 0.1%
Certara, Inc.(a)(b)	182,916	2,533,386
Doximity, Inc., Class A(a)	169,775	4,748,607
		7,281,993
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	1,079,676	19,412,575
Park Hotels & Resorts, Inc.	328,089	4,914,773
		24,327,348
Hotels, Restaurants & Leisure — 2.2%
Aramark	400,632	13,629,501
Boyd Gaming Corp.	104,826	5,775,913
Caesars Entertainment, Inc.(a)	329,688	13,101,801
Carnival Corp.(a)(b)	1,535,524	28,745,009
Choice Hotels International, Inc.	6,216	739,704
Darden Restaurants, Inc.	85,677	12,964,644
Domino’s Pizza, Inc.	34,663	17,897,547
Dutch Bros, Inc., Class A(a)	84,664	3,505,090
Hilton Worldwide Holdings, Inc.	185,161	40,402,130
Hyatt Hotels Corp., Class A	57,691	8,764,417
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Marriott Vacations Worldwide Corp.	53,413	$ 4,664,023
MGM Resorts International(a)	374,776	16,655,045
Penn Entertainment, Inc.(a)(b)	228,934	4,431,017
Planet Fitness, Inc., Class A(a)	61,227	4,505,695
Royal Caribbean Cruises Ltd.(a)(b)	239,172	38,131,192
Travel + Leisure Co.	106,573	4,793,653
Vail Resorts, Inc.	9,192	1,655,755
Wendy’s Co. (The)	134,727	2,284,970
Wyndham Hotels & Resorts, Inc.	109,736	8,120,464
Wynn Resorts Ltd.	145,938	13,061,451
Yum! Brands, Inc.	266,134	35,252,110
		279,081,131
Household Durables — 2.4%
DR Horton, Inc.	455,650	64,214,755
Garmin Ltd.	238,317	38,826,606
Leggett & Platt, Inc.	202,626	2,322,094
Lennar Corp., Class A	370,201	55,482,024
Lennar Corp., Class B	18,393	2,564,536
Mohawk Industries, Inc.(a)	81,619	9,271,102
Newell Brands, Inc.	637,298	4,085,080
NVR, Inc.(a)	4,558	34,588,656
PulteGroup, Inc.	322,006	35,452,861
SharkNinja, Inc.	82,014	6,163,352
Toll Brothers, Inc.	160,641	18,502,630
TopBuild Corp.(a)	45,217	17,420,754
Whirlpool Corp.	81,161	8,294,654
		297,189,104
Household Products — 0.4%
Church & Dwight Co., Inc.	374,184	38,795,397
Reynolds Consumer Products, Inc.	81,954	2,293,073
Spectrum Brands Holdings, Inc.	45,067	3,872,607
		44,961,077
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	1,091,842	19,183,664
Brookfield Renewable Corp., Class A	209,022	5,932,044
Clearway Energy, Inc., Class A	57,465	1,302,157
Clearway Energy, Inc., Class C	124,594	3,076,226
		29,494,091
Industrial REITs — 0.5%
Americold Realty Trust, Inc.	435,898	11,132,835
EastGroup Properties, Inc.	73,048	12,425,465
First Industrial Realty Trust, Inc.	202,335	9,612,936
Rexford Industrial Realty, Inc.	330,219	14,724,465
STAG Industrial, Inc.	279,708	10,086,270
		57,981,971
Insurance — 6.3%
Aflac, Inc.	882,351	78,802,768
Allstate Corp. (The)	342,496	54,682,911
American Financial Group, Inc.	112,783	13,874,565
Arch Capital Group Ltd.(a)	557,203	56,216,211
Arthur J. Gallagher & Co.	309,996	80,385,063
Assurant, Inc.	81,803	13,599,749
Assured Guaranty Ltd.	84,724	6,536,457
Axis Capital Holdings Ltd.	123,632	8,734,601
Brighthouse Financial, Inc.(a)	101,869	4,415,002
Brown & Brown, Inc.	209,012	18,687,763
Cincinnati Financial Corp.	238,075	28,116,657
CNA Financial Corp.	40,169	1,850,586
Everest Group Ltd.	56,029	21,348,170
Fidelity National Financial, Inc., Class A	399,934	19,764,738
First American Financial Corp.	155,466	8,387,391

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Globe Life, Inc.	146,217	$ 12,030,735
Hanover Insurance Group, Inc. (The)	56,175	7,046,592
Hartford Financial Services Group, Inc. (The)	458,914	46,139,214
Kemper Corp.	93,785	5,564,264
Lincoln National Corp.	253,726	7,890,879
Loews Corp.(b)	282,627	21,123,542
Markel Group, Inc.(a)	15,231	23,998,877
Old Republic International Corp.	397,205	12,273,634
Primerica, Inc.	54,409	12,872,081
Principal Financial Group, Inc.	357,929	28,079,530
Prudential Financial, Inc.	554,860	65,024,043
Reinsurance Group of America, Inc.	102,476	21,035,248
RenaissanceRe Holdings Ltd.	79,790	17,833,863
RLI Corp.	60,058	8,449,560
Unum Group	286,575	14,646,848
W R Berkley Corp.	322,229	25,320,755
White Mountains Insurance Group Ltd.(b)	3,929	7,140,761
Willis Towers Watson PLC	157,650	41,326,371
		793,199,429
Interactive Media & Services — 0.2%
IAC, Inc.(a)	114,644	5,371,071
Match Group, Inc.(a)	406,202	12,340,417
TripAdvisor, Inc.(a)	156,561	2,788,351
Trump Media & Technology Group Corp., Class A(a)	33,474	1,096,274
ZoomInfo Technologies, Inc., Class A(a)	478,638	6,112,207
		27,708,320
IT Services — 1.3%
Akamai Technologies, Inc.(a)	231,792	20,879,824
Amdocs Ltd.	174,712	13,788,271
Cognizant Technology Solutions Corp., Class A	764,920	52,014,560
DXC Technology Co.(a)(b)	277,915	5,305,397
EPAM Systems, Inc.(a)	79,873	15,024,910
Globant SA(a)	16,078	2,866,064
Kyndryl Holdings, Inc.(a)	351,691	9,252,990
Okta, Inc., Class A(a)	131,848	12,342,291
Twilio, Inc., Class A(a)	214,559	12,189,097
VeriSign, Inc.(a)	124,117	22,068,003
		165,731,407
Leisure Products — 0.2%
Brunswick Corp.	104,919	7,634,956
Hasbro, Inc.	27,300	1,597,050
Mattel, Inc.(a)	529,219	8,605,101
Polaris, Inc.	80,402	6,296,281
YETI Holdings, Inc.(a)	90,724	3,461,120
		27,594,508
Life Sciences Tools & Services — 2.6%
10X Genomics, Inc., Class A(a)	49,196	956,862
Agilent Technologies, Inc.	450,453	58,392,222
Avantor, Inc.(a)(b)	1,042,870	22,108,844
Azenta, Inc.(a)	84,121	4,426,447
Bio-Rad Laboratories, Inc., Class A(a)(b)	29,286	7,998,299
Bio-Techne Corp.	238,240	17,069,896
Bruker Corp.	58,359	3,723,888
Charles River Laboratories International, Inc.(a)(b)	78,687	16,255,161
Fortrea Holdings, Inc.(a)(b)	123,919	2,892,269
Illumina, Inc.(a)	244,481	25,518,927
IQVIA Holdings, Inc.(a)	245,984	52,010,857
Mettler-Toledo International, Inc.(a)	32,421	45,311,265
QIAGEN NV	338,783	13,920,594
Repligen Corp.(a)(b)	73,128	9,218,516
Security	Shares	Value
Life Sciences Tools & Services (continued)
Revvity, Inc.	189,237	$ 19,843,392
Sotera Health Co.(a)	193,047	2,291,468
Waters Corp.(a)	35,236	10,222,668
West Pharmaceutical Services, Inc.	43,534	14,339,664
		326,501,239
Machinery — 5.0%
AGCO Corp.	95,396	9,337,360
Allison Transmission Holdings, Inc.	135,419	10,278,302
CNH Industrial NV	1,351,830	13,694,038
Crane Co.	75,789	10,987,889
Cummins, Inc.	210,111	58,186,039
Donaldson Co., Inc.	183,077	13,100,990
Dover Corp.	211,018	38,078,198
Esab Corp.	88,381	8,345,818
Flowserve Corp.	202,622	9,746,118
Fortive Corp.	540,225	40,030,673
Gates Industrial Corp. PLC(a)	317,726	5,023,248
Graco, Inc.	255,816	20,281,093
IDEX Corp.	115,944	23,327,933
Ingersoll Rand, Inc.(b)	622,254	56,525,553
ITT, Inc.	127,366	16,453,140
Lincoln Electric Holdings, Inc.	60,678	11,446,298
Middleby Corp. (The)(a)(b)	80,973	9,928,100
Nordson Corp.	86,858	20,145,845
Oshkosh Corp.	100,717	10,897,579
Otis Worldwide Corp.	620,261	59,706,324
Pentair PLC	254,879	19,541,573
RBC Bearings, Inc.(a)(b)	43,872	11,835,788
Snap-on, Inc.	79,141	20,686,666
Stanley Black & Decker, Inc.	235,334	18,800,833
Timken Co. (The)	99,561	7,977,823
Toro Co. (The)	159,657	14,929,526
Westinghouse Air Brake Technologies Corp.	269,787	42,639,835
Xylem, Inc.	371,851	50,434,151
		632,366,733
Marine Transportation — 0.1%
Kirby Corp.(a)	89,504	10,716,314
Media — 1.4%
Charter Communications, Inc., Class A(a)	144,303	43,140,825
Fox Corp., Class A, NVS	367,080	12,616,540
Fox Corp., Class B	199,844	6,399,005
Interpublic Group of Cos., Inc. (The)	578,651	16,832,958
Liberty Broadband Corp., Class A(a)	19,183	1,047,392
Liberty Broadband Corp., Class C, NVS(a)(b)	129,308	7,088,664
Liberty Media Corp. - Liberty SiriusXM, NVS(a)	224,269	4,969,801
Liberty Media Corp. - Liberty SiriusXM, Class A(a)(b)	109,073	2,415,967
New York Times Co. (The), Class A	245,852	12,590,081
News Corp., Class A, NVS	581,225	16,024,373
News Corp., Class B	179,837	5,105,572
Nexstar Media Group, Inc., Class A	29,664	4,924,521
Omnicom Group, Inc.	298,169	26,745,759
Paramount Global, Class A(b)	20,284	372,820
Paramount Global, Class B, NVS	899,979	9,350,782
Sirius XM Holdings, Inc.(b)	943,832	2,671,044
		172,296,104
Metals & Mining — 1.4%
Alcoa Corp.	275,528	10,960,504
ATI, Inc.(a)	189,296	10,496,463
Cleveland-Cliffs, Inc.(a)	483,633	7,443,112
MP Materials Corp., Class A(a)(b)	200,229	2,548,915

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Nucor Corp.	368,506	$ 58,253,428
Reliance, Inc.	87,426	24,968,866
Royal Gold, Inc.	100,156	12,535,525
Steel Dynamics, Inc.	228,586	29,601,887
United States Steel Corp.	342,971	12,964,304
		169,773,004
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	1,062,630	10,137,490
Annaly Capital Management, Inc.	775,434	14,779,772
Rithm Capital Corp.	769,880	8,399,391
Starwood Property Trust, Inc.	457,767	8,670,107
		41,986,760
Multi-Utilities — 2.3%
Ameren Corp.	407,648	28,987,849
CenterPoint Energy, Inc.	974,361	30,185,704
CMS Energy Corp.	456,987	27,204,436
Consolidated Edison, Inc.	533,298	47,687,507
DTE Energy Co.	318,394	35,344,918
NiSource, Inc.	686,296	19,772,188
Public Service Enterprise Group, Inc.	769,583	56,718,267
WEC Energy Group, Inc.	485,061	38,057,886
		283,958,755
Office REITs — 0.3%
BXP, Inc.	243,636	14,998,232
Cousins Properties, Inc.	232,645	5,385,732
Highwoods Properties, Inc.	163,410	4,292,781
Kilroy Realty Corp.	181,298	5,651,058
Vornado Realty Trust	271,673	7,142,283
		37,470,086
Oil, Gas & Consumable Fuels — 4.9%
Antero Midstream Corp.	327,954	4,834,042
Antero Resources Corp.(a)	446,233	14,560,583
APA Corp.	552,582	16,268,014
Cheniere Energy, Inc.	172,436	30,146,986
Chesapeake Energy Corp.	201,686	16,576,572
Chord Energy Corp.	94,500	15,845,760
Civitas Resources, Inc.	111,289	7,678,941
Coterra Energy, Inc.	1,138,409	30,361,368
Devon Energy Corp.	968,002	45,883,295
Diamondback Energy, Inc.	274,340	54,920,125
DT Midstream, Inc.	147,971	10,510,380
EQT Corp.	673,688	24,912,982
Hess Corp.	151,007	22,276,553
HF Sinclair Corp.	247,041	13,177,167
Kinder Morgan, Inc.	2,976,401	59,141,088
Marathon Oil Corp.	876,131	25,118,676
Matador Resources Co.	166,285	9,910,586
New Fortress Energy, Inc., Class A	49,209	1,081,614
ONEOK, Inc.	900,908	73,469,047
Ovintiv, Inc.	413,316	19,372,121
Permian Resources Corp., Class A	764,917	12,353,409
Range Resources Corp.	365,823	12,266,045
Southwestern Energy Co.(a)	1,699,057	11,434,654
Viper Energy, Inc.	99,225	3,723,914
Williams Cos., Inc. (The)	1,874,402	79,662,085
		615,486,007
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	30,162	2,483,237
Passenger Airlines — 0.9%
Alaska Air Group, Inc.(a)	190,692	7,703,957
Security	Shares	Value
Passenger Airlines (continued)
American Airlines Group, Inc.(a)(b)	931,811	$ 10,557,419
Delta Air Lines, Inc.	994,482	47,178,226
Southwest Airlines Co.	916,714	26,227,187
United Airlines Holdings, Inc.(a)(b)	504,962	24,571,451
		116,238,240
Personal Care Products — 0.6%
BellRing Brands, Inc.(a)	200,358	11,448,456
Coty, Inc., Class A(a)(b)	609,394	6,106,128
Kenvue, Inc.	2,939,677	53,443,328
		70,997,912
Pharmaceuticals — 0.7%
Catalent, Inc.(a)	278,293	15,648,415
Elanco Animal Health, Inc.(a)	757,652	10,932,918
Jazz Pharmaceuticals PLC(a)	92,540	9,876,794
Organon & Co.	397,518	8,228,623
Perrigo Co. PLC	206,048	5,291,313
Royalty Pharma PLC, Class A	598,231	15,775,352
Viatris, Inc.	1,828,786	19,439,995
		85,193,410
Professional Services — 2.2%
Broadridge Financial Solutions, Inc.	15,901	3,132,497
CACI International, Inc., Class A(a)	34,099	14,667,003
Clarivate PLC(a)(b)	623,290	3,546,520
Concentrix Corp.	73,107	4,626,211
Dayforce, Inc.(a)(b)	204,042	10,120,483
Dun & Bradstreet Holdings, Inc.	461,292	4,271,564
Equifax, Inc.	150,859	36,577,273
FTI Consulting, Inc.(a)	53,748	11,584,306
Genpact Ltd.	266,608	8,582,112
Jacobs Solutions, Inc.	191,504	26,755,024
KBR, Inc.	187,261	12,010,921
Leidos Holdings, Inc.	208,235	30,377,322
ManpowerGroup, Inc.	71,890	5,017,922
Parsons Corp.(a)	70,452	5,763,678
Paychex, Inc.	316,150	37,482,744
Paycom Software, Inc.	28,770	4,115,261
Paycor HCM, Inc.(a)	97,118	1,233,399
Robert Half, Inc.	155,387	9,941,660
Science Applications International Corp.	79,199	9,309,842
SS&C Technologies Holdings, Inc.	333,951	20,928,709
TransUnion(b)	281,683	20,889,611
		280,934,062
Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A(a)	471,265	41,994,424
CoStar Group, Inc.(a)	624,146	46,274,185
Howard Hughes Holdings, Inc.(a)	46,599	3,020,547
Jones Lang LaSalle, Inc.(a)(b)	50,507	10,368,077
Zillow Group, Inc., Class A(a)	74,729	3,365,794
Zillow Group, Inc., Class C, NVS(a)(b)	241,493	11,202,860
		116,225,887
Residential REITs — 2.2%
American Homes 4 Rent, Class A	519,854	19,317,775
AvalonBay Communities, Inc.	218,579	45,221,809
Camden Property Trust	159,272	17,378,168
Equity LifeStyle Properties, Inc.	282,267	18,384,050
Equity Residential	581,043	40,289,522
Essex Property Trust, Inc.	98,552	26,825,854
Invitation Homes, Inc.	943,913	33,877,037
Mid-America Apartment Communities, Inc.	178,229	25,417,238

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs (continued)
Sun Communities, Inc.	189,171	$ 22,764,838
UDR, Inc.	506,806	20,855,067
		270,331,358
Retail REITs — 1.7%
Agree Realty Corp.	150,912	9,347,489
Brixmor Property Group, Inc.	472,832	10,917,691
Federal Realty Investment Trust	127,644	12,888,215
Kimco Realty Corp.	1,021,385	19,876,152
NNN REIT, Inc.	282,508	12,034,841
Realty Income Corp.	1,327,891	70,139,203
Regency Centers Corp.	282,807	17,590,595
Simon Property Group, Inc.	371,827	56,443,338
		209,237,524
Semiconductors & Semiconductor Equipment — 2.2%
Allegro MicroSystems, Inc.(a)	113,225	3,197,474
Amkor Technology, Inc.	172,151	6,889,483
Astera Labs, Inc.(a)	32,167	1,946,425
Cirrus Logic, Inc.(a)	82,373	10,515,737
First Solar, Inc.(a)	164,010	36,977,695
GLOBALFOUNDRIES, Inc.(a)(b)	149,760	7,571,866
Lattice Semiconductor Corp.(a)	27,094	1,571,181
MACOM Technology Solutions Holdings, Inc.(a)	85,118	9,488,103
Microchip Technology, Inc.	814,421	74,519,521
MKS Instruments, Inc.	96,783	12,637,924
ON Semiconductor Corp.(a)(b)	660,054	45,246,702
Onto Innovation, Inc.(a)	55,837	12,259,572
Qorvo, Inc.(a)	147,427	17,107,429
Skyworks Solutions, Inc.	245,976	26,216,122
Teradyne, Inc.(b)	20,220	2,998,424
Universal Display Corp.	35,146	7,389,447
Wolfspeed, Inc.(a)(b)	191,020	4,347,615
		280,880,720
Software — 1.8%
ANSYS, Inc.(a)	134,015	43,085,823
Aspen Technology, Inc.(a)	41,602	8,263,405
BILL Holdings, Inc.(a)(b)	118,422	6,231,366
CCC Intelligent Solutions Holdings, Inc.(a)(b)	648,985	7,210,223
Dolby Laboratories, Inc., Class A	88,453	7,008,131
DoubleVerify Holdings, Inc.(a)	96,042	1,869,938
Dropbox, Inc., Class A(a)	265,276	5,960,752
Fair Isaac Corp.(a)	5,779	8,602,966
Gen Digital, Inc.	869,016	21,708,020
Guidewire Software, Inc.(a)	69,269	9,551,503
HashiCorp, Inc., Class A(a)	32,767	1,103,920
Informatica, Inc., Class A(a)(b)	99,824	3,082,565
MicroStrategy, Inc., Class A(a)	22,580	31,103,499
nCino, Inc.(a)(b)	48,623	1,529,193
Nutanix, Inc., Class A(a)	269,598	15,326,646
PTC, Inc.(a)	73,145	13,288,252
SentinelOne, Inc., Class A(a)	297,806	6,268,816
Tyler Technologies, Inc.(a)(b)	9,858	4,956,405
UiPath, Inc., Class A(a)(b)	85,678	1,086,397
Unity Software, Inc.(a)(b)	255,743	4,158,381
Zoom Video Communications, Inc., Class A(a)	383,349	22,690,427
		224,086,628
Specialized REITs — 3.0%
Crown Castle, Inc.	668,530	65,315,381
CubeSmart	345,707	15,615,585
Digital Realty Trust, Inc.	497,563	75,654,454
EPR Properties	116,428	4,887,647
Extra Space Storage, Inc.	322,084	50,055,075
Security	Shares	Value
Specialized REITs (continued)
Gaming & Leisure Properties, Inc.	407,368	$ 18,417,107
Iron Mountain, Inc.	148,001	13,263,850
Lamar Advertising Co., Class A	101,323	12,111,138
National Storage Affiliates Trust	111,688	4,603,779
Rayonier, Inc.	228,042	6,633,742
SBA Communications Corp., Class A	165,189	32,426,601
VICI Properties, Inc.	1,611,908	46,165,045
Weyerhaeuser Co.	1,124,573	31,926,628
		377,076,032
Specialty Retail — 1.8%
Advance Auto Parts, Inc.	91,367	5,786,272
AutoNation, Inc.(a)	40,222	6,410,582
Bath & Body Works, Inc.	347,979	13,588,580
Best Buy Co., Inc.	330,672	27,872,343
CarMax, Inc.(a)(b)	225,220	16,517,635
Carvana Co., Class A(a)	105,574	13,589,485
Dick’s Sporting Goods, Inc.	79,679	17,119,033
Five Below, Inc.(a)	16,325	1,778,935
Floor & Decor Holdings, Inc., Class A(a)	101,936	10,133,458
GameStop Corp., Class A(a)(b)	413,290	10,204,130
Gap, Inc. (The)	309,400	7,391,566
Lithia Motors, Inc., Class A	42,019	10,607,697
Penske Automotive Group, Inc.	28,745	4,283,580
RH(a)(b)	18,505	4,523,362
Ross Stores, Inc.	388,423	56,445,631
Ulta Beauty, Inc.(a)	9,575	3,694,705
Wayfair, Inc., Class A(a)(b)	142,104	7,493,144
Williams-Sonoma, Inc.	40,141	11,334,614
		228,774,752
Technology Hardware, Storage & Peripherals — 1.2%
Hewlett Packard Enterprise Co.	1,997,168	42,280,047
HP, Inc.	1,141,532	39,976,451
NetApp, Inc.	175,460	22,599,248
Pure Storage, Inc., Class A(a)(b)	57,614	3,699,395
Western Digital Corp.(a)	503,102	38,120,038
		146,675,179
Textiles, Apparel & Luxury Goods — 0.7%
Amer Sports, Inc.(a)	186,328	2,342,143
Birkenstock Holding PLC(a)	38,880	2,115,461
Capri Holdings Ltd.(a)	174,638	5,777,025
Carter’s, Inc.	54,234	3,360,881
Columbia Sportswear Co.	49,743	3,933,676
Crocs, Inc.(a)	75,253	10,982,423
PVH Corp.	88,723	9,393,104
Ralph Lauren Corp., Class A	59,448	10,406,967
Skechers U.S.A., Inc., Class A(a)	190,137	13,142,269
Tapestry, Inc.	354,016	15,148,345
Under Armour, Inc., Class A(a)(b)	289,998	1,934,287
Under Armour, Inc., Class C, NVS(a)(b)	313,426	2,046,672
VF Corp.	537,099	7,250,836
		87,834,089
Trading Companies & Distributors — 1.4%
Air Lease Corp., Class A	162,153	7,707,132
Core & Main, Inc., Class A(a)	90,128	4,410,864
Fastenal Co.	136,464	8,575,398
Ferguson PLC	290,382	56,232,474
MSC Industrial Direct Co., Inc., Class A	69,141	5,483,573
SiteOne Landscape Supply, Inc.(a)(b)	43,309	5,258,146
United Rentals, Inc.	77,749	50,282,611
Watsco, Inc.	52,941	24,524,389

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
WESCO International, Inc.	67,397	$ 10,683,772
WW Grainger, Inc.	8,644	7,798,963
		180,957,322
Water Utilities — 0.4%
American Water Works Co., Inc.	299,134	38,636,148
Essential Utilities, Inc.	384,234	14,343,455
		52,979,603
Total Long-Term Investments — 99.6% (Cost: $11,312,502,493)		12,525,879,010
Short-Term Securities
Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(d)(e)(f)	275,380,093	275,490,246
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	28,645,765	28,645,765
Total Short-Term Securities — 2.4% (Cost: $303,911,400)		304,136,011
Total Investments — 102.0% (Cost: $11,616,413,893)		12,830,015,021
Liabilities in Excess of Other Assets — (2.0)%		(247,168,041)
Net Assets — 100.0%		$ 12,582,846,980
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 324,395,686	$ —	$ (48,873,374)(a)	$ (4,232)	$ (27,834)	$ 275,490,246	275,380,093	$ 525,995(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	20,880,703	7,765,062(a)	—	—	—	28,645,765	28,645,765	272,295	—
				$ (4,232)	$ (27,834)	$ 304,136,011		$ 798,290	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell Mid-Cap Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	22	09/20/24	$ 6,074	$ 14,739
S&P Mid 400 E-Mini Index	152	09/20/24	44,963	81,640
				$ 96,379
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 12,525,656,949	$ 222,059	$ 2	$ 12,525,879,010
Short-Term Securities
Money Market Funds	304,136,011	—	—	304,136,011
	$ 12,829,792,960	$ 222,059	$ 2	$ 12,830,015,021
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 14,739	$ —	$ —	$ 14,739
Liabilities
Equity Contracts	81,640	—	—	81,640
	$ 96,379	$ —	$ —	$ 96,379
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust